Intangible Assets, Net	12 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	Useful life	September 30, 2021	September 30, 2020
Land use rights	50 years	$278,327	$264,304
Software	3 years	23,364	22,186
Total		301,691	286,490
Less: accumulated amortization		(123,208)	(111,714)
Intangible assets, net		$178,483	$174,776

Amortization expense was $5,523, $5,131 and $5,232 for the years ended September 30, 2021, 2020 and 2019, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2022	$5,567
2023	5,567
2024	5,567
2025	5,567
2026	5,567
Thereafter	150,648
$178,483